Earnings per share (Details Narrative) - ¥ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 28, 2017	Dec. 18, 2014	Dec. 17, 2014
Earnings Per Share Details Narrative
Weighted average number of shares outstanding in the year	236,180,071	227,716,692	227,716,692
Common stock, ordinary shares				48	16	4
Common stock, par value						¥ 0.00005